STOCKHOLDERS' EQUITY (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended						12 Months Ended		9 Months Ended	12 Months Ended
	May 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2009 Haas Trusts [Member] Common Stock [Member]	May 31, 2009 Common Stock [Member] Other Entities [Member]	Apr. 30, 2009 Berkshire Hathaway [Member] Series A [Member]	Apr. 30, 2009 Kuwait Investment Authority [Member] Series A [Member]	May 31, 2009 Haas Trusts and Paulson [Member] Common Stock [Member]	May 31, 2009 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	May 06, 2009 Common Stock [Member]	Dec. 31, 2009 Series A [Member]	Dec. 31, 2010 Series A [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					31,000,000	66,700,000	3,000,000	1,000,000	83,300,000	150,000,000
Value of shares issued							$ 3,000	$ 1,000
Preferred stock dividend rate													8.50%
Rate which will be paid on past due preferred stock													10.00%
Ongoing dividends														85
Shares of common stock for each share of preferred stock														24.2010
Price of common stock necessary to effect conversion of preferred stock (in dollars per share)														$ 53.72
Price per share (in dollars per share)												$ 15.00
Gross proceeds from issuance of common stock	2,250
Proceeds from issuance of common stock	966	181	966	0
Common shares issued under ESPP											10,000,000
Undistributed earnings of nonconsolidated affiliates		$ 2,264	$ 1,826